Subsequent Events	3 Months Ended
Jun. 30, 2011
Subsequent Events
Subsequent Events [Text Block]

NOTE 11 – SUBSEQUENT EVENTS

On June 30, 2011, closing of the asset sale transaction governed by the Software Product Line Purchase Agreement entered into on May 5, 2011 between WORDsearch and us, which is transitional in nature and expected to be ongoing through approximately the end of August, 2011, commenced.  As one of the initial parts of the closing, on July 1, 2011 WORDsearch has assumed possession of the physical assets being conveyed in the transaction as well as control and responsibility of the business operations related to the QuickVerse product line, including, among many other things, the receipt of revenues for sales, in exchange for partial payment of the cash portion of the purchase price being paid to us.  On August 1, 2011, WORDsearch took into its direct employ certain of our now former employees who had been previously serving in our customer service, sales and/or technical support groups.  As of the date of this quarterly report on Form 10-Q, certain closing matters remain open and subject to completion and, as a consequence, in accordance with the terms of the Software Product Line Purchase Agreement, the transaction remains uncompleted .

On July 17, 2011, 175,000 vested stock options with an exercise price of $0.11, related to a former outside board of director, expired unexercised.

As of August 4, 2011, our month-to-month lease agreement with a third-party for a warehouse facility located in Omaha, Nebraska was terminated.

On August 10, 2011, we received an invoice for legal services from our corporate/securities counsel in the approximate amount of $75,000, which exceeds by a considerable margin amounts incurred by us for legal fees during the comparable period over the past several years.  The substantial increase in legal fees over comparable periods was attributable to the asset sale transaction involving the QuickVerse product line, and other significant transactional activity.

On August 12, 2011, we made a payment of $28,783 on our then delinquent, unsecured term note payable to a former shareholder.  In addition, on August 18, 2011, we issued a new promissory note in the amount of $28,783, plus interest at 5% APR, through January 31, 2012, with such former shareholder.  This promissory note cancels the prior note payable with the former shareholder originally dated April 7, 2006.